Other long-term liabilities	12 Months Ended
Dec. 31, 2011
Other long-term liabilities
11.	Other long-term liabilities

Other long term liabilities consist of the following:

	2011	2010
Contingent consideration	$1,080	$1,198
Deferred water rights inducement	2,927	3,008
Customer deposits	2,483	1,985
Capital Leases Obligation for equipment leases. Interest rates varying from 1.90% to 5.80%, monthly interest and principal payments with varying dates of maturity from March 2012 to December 2014	501	535
Other	5,073	5,099

	12,064	11,825
Less: current portion	(1,641)	(1,011)

	$10,423	$10,814